SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [abstract]
Basis of consolidation

(a)     Basis of consolidation

The consolidated financial statements comprise the Company and its subsidiaries, and interest in associates and joint ventures.

(i)     Subsidiaries and non-controlling interests

Subsidiaries are those entities controlled by the Group. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The financial statements of subsidiaries are included in the consolidated financial statements from the date that control effectively commences until the date that control effectively ceases.

Non-controlling interests at the balance sheet date, being the portion of the net assets of subsidiaries attributable to equity interests that are not owned by the Company, whether directly or indirectly through subsidiaries, are presented in the consolidated balance sheet and consolidated statement of changes in equity within equity, separately from equity attributable to the owners of the Company. Non-controlling interests in the results of the Group are presented on the face of the consolidated statement of income and the consolidated statement of comprehensive income as an allocation of the total profit or loss and total comprehensive income for the year between non-controlling interests and the owners of the Company.

Changes in the Group’s interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions, whereby adjustments are made to the amounts of controlling and non-controlling interests within consolidated equity to reflect the change in relative interests, but no adjustments are made to goodwill and no gain or loss is recognized.

If a business combination involving entities not under common control is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in the consolidated statement of income.

When the Group loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(k)) or, when appropriate, the cost on initial recognition of an investment in an associate or joint venture (Note 2(a)(ii)).

The particulars of the Group’s principal subsidiaries are set out in Note 35.

(ii)    Associates and joint ventures

An associate is an entity, not being a subsidiary, in which the Group exercises significant influence over its management. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

Investments in associates and joint ventures are accounted for in the consolidated financial statements using the equity method from the date that significant influence or joint control commences until the date that significant influence or joint control ceases. Under the equity method, the investment is initially recorded at cost and adjusted thereafter for the post acquisition change in the Group’s share of the investee’s net assets and any impairment loss relating to the investment (Note 2(j) and (o)).

The Group’s share of the post-acquisition, post-tax results of the investees and any impairment losses for the year are recognized in the consolidated statement of income, whereas the Group’s share of the post-acquisition post-tax items of the investees’ other comprehensive income is recognized in the consolidated statement of comprehensive income.

When the Group ceases to have significant influence over an associate or joint control over a joint venture, it is accounted for as a disposal of the entire interest in that investee, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former investee at the date when significant influence or joint control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (see Note 2(k)) or, when appropriate, the cost on initial recognition of an investment in an associate (see Note 2(a) (ii)).

(iii)  Transactions eliminated on consolidation

Inter-company balances and transactions and any unrealized gains arising from inter—company transactions are eliminated on consolidation. Unrealized gains arising from transactions with associates and joint ventures are eliminated to the extent of the Group’s interest in the entity. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(iv)    Merger accounting for common control combination

The consolidated financial statements incorporate the financial statements of the combining entities or businesses in which the common control combination occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling party. The net assets of the combining entities or businesses are combined using the existing book values from the controlling parties’ perspective. No amount is recognized as consideration for goodwill or excess of acquirers’ interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination, to the extent of the continuation of the controlling party’s interest.

The consolidated statement of income includes the results of each of the combining entities or businesses from the earliest date presented or since the date when the combining entities or businesses first came under the common control, where there is a shorter period, regardless of the date of the common control combination. The comparative amounts in the consolidated financial statements are presented as if the entities or businesses had been combined at the previous balance sheet date or when they first came under common control, whichever is shorter.

A uniform set of accounting policies is adopted by those entities. All intra—group transactions, balances and unrealized gains on transactions between combining entities or businesses are eliminated on consolidation. Transaction costs, including professional fees, registration fees, costs of furnishing information to shareholders, costs or losses incurred in combining operations of the previously separate businesses, etc., incurred in relation to the common control combination that is to be accounted for by using merger accounting is recognized as an expense in the period in which it is incurred.

Translation of foreign currencies

(b)     Translation of foreign currencies

The presentation currency of the Group is Renminbi. Foreign currency transactions during the year are translated into Renminbi at the applicable rates of exchange quoted by the People’s Bank of China (“PBOC”) prevailing on the transaction dates. Foreign currency monetary assets and liabilities are translated into Renminbi at the PBOC’s rates at the balance sheet date.

Exchange differences, other than those capitalized as construction in progress, are recognized as income or expenses in the “finance costs” section of the consolidated statement of income.

The results of foreign operations are translated into Renminbi at the applicable rates quoted by the PBOC prevailing on the transaction dates. Balance sheet items, including goodwill arising on consolidation of foreign operations are translated into Renminbi at the closing foreign exchange rates at the balance sheet date. The income and expenses of foreign operations are translated into Renminbi at the spot exchange rates or an exchange rate that approximates the spot exchange rates on the transaction dates. The resulting exchange differences are recognized in other comprehensive income and accumulated in equity in the other reserves.

On disposal of a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation is reclassified from equity to the consolidated statement of income when the profit or loss on disposal is recognized.

Cash and cash equivalents

(c)     Cash and cash equivalents

Cash equivalents consist of time deposits with financial institutions with an initial term of less than three months when purchased. Cash equivalents are stated at cost, which approximates fair value.

Trade, bills and other receivables

(d)     Trade, bills and other receivables

Trade, bills and other receivables are initially recognized at fair value and thereafter stated at amortized cost using the effective interest method, less impairment losses for bad and doubtful debts (Note 2(o)). Trade, bills and other receivables are derecognized if the Group’s contractual rights to the cash flows from these financial assets expire or if the Group transfers these financial assets to another party without retaining control or substantially all risks and rewards of the assets.

Inventories

(e)     Inventories

Inventories are stated at the lower of cost and net realizable value. Cost includes the cost of purchase computed using the weighted average method and, in the case of work in progress and finished goods, direct labor and an appropriate proportion of production overheads. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.

Property, plant and equipment

(f)     Property, plant and equipment

An item of property, plant and equipment is initially recorded at cost, less accumulated depreciation and impairment losses (Note 2(o)). The cost of an asset comprises its purchase price, any directly attributable costs of bringing the asset to working condition and location for its intended use. The Group recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing part of such an item when that cost is incurred when it is probable that the future economic benefits embodied with the item will flow to the Group and the cost of the item can be measured reliably. All other expenditure is recognized as an expense in the consolidated statement of income in the year in which it is incurred.

Gains or losses arising from the retirement or disposal of an item of property, plant and equipment, other than oil and gas properties, are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized as income or expense in the consolidated statement of income on the date of retirement or disposal.

Depreciation is provided to write off the cost amount of items of property, plant and equipment, other than oil and gas properties, over its estimated useful life on a straight-line basis, after taking into account its estimated residual value, as follows:

	Estimated usage period	Estimated residuals rate
Buildings	12 to 50 years	3%
Equipment, machinery and others	4 to 30 years	3%

Where parts of an item of property, plant and equipment have different useful lives, the cost of the item is allocated on a reasonable basis between the parts and each part is depreciated separately. Both the useful life of an asset and its residual value, if any, are reassessed annually.

Oil and gas properties

(g)     Oil and gas properties

The Group uses the successful efforts method of accounting for its oil and gas producing activities. Under this method, costs of development wells, the related supporting equipment and proved mineral interests in properties are capitalized. The cost of exploratory wells is initially capitalized as construction in progress pending determination of whether the well has found proved reserves. The impairment of exploratory well costs occurs upon the determination that the well has not found proved reserves. The exploratory well costs are usually not carried as an asset for more than one year following completion of drilling, unless (i) the well has found a sufficient quantity of reserves to justify its completion as a producing well if the required capital expenditure is made; (ii) drilling of the additional exploratory wells is under way or firmly planned for the near future; or (iii) other activities are being undertaken to sufficiently progress the assessing of the reserves and the economic and operating viability of the project. All other exploration costs, including geological and geophysical costs, other dry hole costs and annual lease rentals, are expensed as incurred. Capitalized costs of proved oil and gas properties are amortized on a unit-of-production method based on volumes produced and reserves.

Management estimates future dismantlement costs for oil and gas properties with reference to engineering estimates after taking into consideration the anticipated method of dismantlement required in accordance with the industry practices and the future cash flows are adjusted to reflect such risks specific to the liability, as appropriate. These estimated future dismantlement costs are discounted at a pre-tax risk-free rate and are capitalized as oil and gas properties, which are subsequently amortized as part of the costs of the oil and gas properties.

Lease prepayments

(h)     Lease prepayments

Lease prepayments represent land use rights paid to the relevant government authorities. Land use rights are carried at cost less the accumulated amount charged to expense and impairment losses (Note 2(o)). The cost of lease prepayments is charged to expense on a straight-line basis over the respective periods of the rights.

Construction in progress

(i)     Construction in progress

Construction in progress represents buildings, oil and gas properties, various plant and equipment under construction and pending installation, and is stated at cost less impairment losses (Note 2(o)). Cost comprises direct costs of construction as well as interest charges, and foreign exchange differences on related borrowed funds to the extent that they are regarded as an adjustment to interest charges, during the periods of construction.

Construction in progress is transferred to property, plant and equipment when the asset is substantially ready for its intended use.

No depreciation is provided in respect of construction in progress.

Goodwill

(j)     Goodwill

Goodwill represents amounts arising on acquisition of subsidiaries, associates or joint ventures. Goodwill represents the difference between the cost of acquisition and the fair value of the net identifiable assets acquired.

Prior to January 1, 2008, the acquisition of the non-controlling interests of a consolidated subsidiary was accounted for using the acquisition method whereby the difference between the cost of acquisition and the fair value of the net identifiable assets acquired (on a proportionate share) was recognized as goodwill. From January 1, 2008, any difference between the amount by which the non-controlling interest is adjusted (such as through an acquisition of the non-controlling interests) and the cash or other considerations paid is recognized in equity.

Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating unit, or groups of cash-generating units, that is expected to benefit the synergies of the combination and is tested annually for impairment (Note 2(o)). In respect of associates or joint ventures, the carrying amount of goodwill is included in the carrying amount of the interest in the associates or joint ventures and the investment as a whole is tested for impairment whenever there is objective evidence of impairment (Note 2(o)).

Available-for-sale financial assets

(k)     Available-for-sale financial assets

Investments in available-for-sale securities are carried at fair value with any change in fair value recognized in other comprehensive income and accumulated separately in equity in other reserves. When these investments are derecognized or impaired, the cumulative gain or loss is reclassified from equity to the consolidated statement of income. Investments in equity securities, other than investments in associates and joint ventures, that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are recognized in the balance sheet at cost less impairment losses (Note 2(o)).

Investments in securities held for trading are classified as current assets. Any attributable transaction costs are recognized in the consolidated statement of income as incurred. At each balance sheet date, the fair value is remeasured, with any resultant gain or loss being recognized in the consolidated statement of income.

Derivative financial instruments

(l)     Derivative financial instruments

Derivative financial instruments are recognized initially at fair value. At each balance sheet date, the fair value is remeasured. The gain or loss on remeasurement to fair value is recognized immediately in other operating (expense)/income, net, except where the derivatives qualify for cash flow hedge accounting or the hedge of net investment in a foreign operation, in which case recognition of any resulting gain or loss depends on the nature of the item being hedged (Note 2(n)).

Offsetting financial instruments

(m)     Offsetting financial instruments

Financial assets and liabilities are presented respectively in the consolidated balance sheet, without any offset. However, they are offset and reported in the balance sheet when satisfied the following: (i) There is a legally enforceable right to offset the recognized amounts. (ii) There is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.

Hedging

(n)     Hedging

(i)     Cash flow hedges

Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk of a committed future transaction, the effective portion of any gains or losses on remeasurement of the derivative financial instrument to fair value are recognized in other comprehensive income and accumulated separately in equity in other reserves. The ineffective portion of any gain or loss is recognized immediately in the consolidated statement of income.

If a hedge of a forecast transaction subsequently results in the recognition of a non-financial asset, the associated gain or loss is reclassified from equity to be included in the initial cost or other carrying amount of the non-financial asset.

If a hedge of a forecast transaction subsequently results in the recognition of a financial asset or a financial liability, the associated gain or loss is reclassified from equity to the consolidated statement of income in the same period or periods during which the asset acquired or liability assumed affects the consolidated statement of income (such as when interest income or expense is recognized).

For cash flow hedges, other than those covered by the preceding two policy statements, the associated gain or loss is reclassified from equity to the consolidated statement of income in the same period or periods during which the hedged forecast transaction affects the consolidated statement of income.

When a hedging instrument expires or is sold, terminated, exercised, or the entity revokes designation of the hedge relationship but the hedged forecast transaction is still expected to occur, the cumulative gain or loss at that point remains in equity until the transaction occurs and it is recognized in accordance with the above policy. If the hedged transaction is no longer expected to take place, the cumulative unrealized gain or loss is reclassified from equity to the consolidated statement of income immediately.

(ii)     Fair value hedges

A fair value hedge is a hedge of the exposure to changes in fair value of a recognized asset or liability or an unrecognized firm commitment, or an identified portion of such an asset, liability or unrecognized firm commitment.

The gain or loss from remeasuring the hedging instrument at fair value is recognized in the consolidated statement of income. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the consolidated statement of income.

When a hedging instrument expires or is sold, terminated or exercised, or no longer meets the criteria for hedge accounting, the Group discontinues prospectively the hedge accounting treatments. If the hedged item is a financial instrument measured at amortized cost, any adjustment to the carrying amount of the hedged item is amortized to profit or loss from the adjustment date to the maturity date using the recalculated effective interest rate at the adjustment date.

(iii)   Hedge of net investments in foreign operations

The portion of the gain or loss on remeasurement to fair value of an instrument used to hedge a net investment in a foreign operation that is determined to be an effective hedge is recognized in other comprehensive income and accumulated separately in equity in the other reserve until the disposal of the foreign operation, at which time the cumulative gain or loss is reclassified from equity to the consolidated statement of income. The ineffective portion is recognized immediately in the consolidated statement of income. No hedge of net investment in foreign operations was hold by the Group for the year ended December 31, 2017.

Impairment of assets

(o)     Impairment of assets

(i)       Trade accounts receivable, other receivables and investment in equity securities that do not have a quoted market price in an active market are reviewed at each balance sheet date to determine whether there is objective evidence of impairment. If any such evidence exists, an impairment loss is determined and recognized.

The impairment loss is measured as the difference between the asset’s carrying amount and the estimated future cash flows, discounted at the current market rate of return for a similar financial asset where the effect of discounting is material, and is recognized as an expense in the consolidated statement of income. Impairment losses for trade and other receivables are reversed through the consolidated statement of income if in a subsequent period the amount of the impairment losses decreases. Impairment losses for equity securities carried at cost are not reversed.

For investments in associates and joint ventures accounted under the equity method (Note 2(a)(ii)), the impairment loss is measured by comparing the recoverable amount of the investment as a whole with its carrying amount in accordance with the accounting policy set out in Note 2(o)(ii). The impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount in accordance with the accounting policy set out in Note 2(o)(ii).

(ii)    Impairment of other long-lived assets is accounted as follows:

The carrying amounts of other long-lived assets, including property, plant and equipment, construction in progress, lease prepayments and other assets, are reviewed at each balance sheet date to identify indicators that the assets may be impaired. These assets are tested for impairment whenever events or changes in circumstances indicate that their recorded carrying amounts may not be recoverable. When such a decline has occurred, the carrying amount is reduced to the recoverable amount. For goodwill, the recoverable amount is estimated at each balance sheet date.

The recoverable amount is the greater of the fair value less costs to disposal and the value in use. In determining the value in use, expected future cash flows generated by the asset are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

The amount of the reduction is recognized as an expense in the consolidated statement of income. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit and then, to reduce the carrying amount of the other assets in the unit on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs to disposal, or value in use, if determinable.

Management assesses at each balance sheet date whether there is any indication that an impairment loss recognized for a long-lived asset, except in the case of goodwill, in prior years may no longer exist. An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. A subsequent increase in the recoverable amount of an asset, when the circumstances and events that led to the write-down or write-off cease to exist, is recognized as an income. The reversal is reduced by the amount that would have been recognized as depreciation had the write-down or write-off not occurred. An impairment loss in respect of goodwill is not reversed.

Trade, bills and other payables

(p)     Trade, bills and other payables

Trade, bills and other payables are initially recognized at fair value and thereafter stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

Interest-bearing borrowings

(q)     Interest-bearing borrowings

Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost with any difference between cost and redemption value being recognized in the consolidated statement of income over the period of borrowings using the effective interest method.

Convertible bonds

(r)     Convertible bonds

(i)     Convertible bonds that contain an equity component

Convertible bonds that can be converted to equity share capital at the option of the holder, where the number of shares that would be issued on conversion and the value of the consideration that would be received at that time do not vary, are accounted for as compound financial instruments that contain both a liability component and an equity component.

At initial recognition, the liability component of the convertible bonds is measured as the present value of the future interest and principal payments, discounted at the market rate of interest applicable at the time of initial recognition to similar liabilities that do not have a conversion option. Any excess of proceeds over the amount initially recognized as the liability component is recognized as the equity component. Transaction costs that relate to the issuance of the convertible bonds are allocated to the liability and equity components in proportion to the allocation of proceeds.

The liability component is subsequently carried at amortized cost. The interest expense on the liability component is calculated using the effective interest method. The equity component is recognized in the capital reserve until the bond is converted or redeemed.

If the bond is converted, the capital reserve, together with the carrying amount of the liability component at the time of conversion, is transferred to share capital and share premium as consideration for the shares issued. If the bond is redeemed, the capital reserve is transferred to share premium.

(ii)    Other convertible bonds

Convertible bonds issued with a cash settlement option and other embedded derivative features are accounted for as compound financial instruments that contain a liability component and a derivative component.

At initial recognition, the derivative component of the convertible bonds is measured at fair value. Any excess of proceeds over the amount initially recognized as the derivative component is recognized as the liability component. Transaction costs that relate to the issuance of the convertible bonds are allocated to the liability and derivative components in proportion to the allocation of proceeds. The portion of the transaction costs relating to the liability component is recognized initially as part of the liability. The portion relating to the derivative component is recognized immediately as an expense in the consolidated statement of income.

The derivative component is subsequently remeasured at each balance sheet date and any gains or losses arising from change in the fair value are recognized in the consolidated statement of income. The liability component is subsequently carried at amortized cost until extinguished on conversion or redemption. The interest expense recognized in the consolidated statement of income on the liability component is calculated using the effective interest method. Both the liability and the related derivative components are presented together for financial statements reporting purposes (Note 39(g)).

If the convertible bonds are converted, the carrying amounts of the derivative and liability components are transferred to share capital and share premium as consideration for the shares issued. If the convertible bonds are redeemed, any difference between the amount paid and the carrying amounts of both components is recognized in the consolidated statement of income.

Provisions and contingent liability

(s)     Provisions and contingent liability

A provision is recognized for liability of uncertain timing or amount when the Group has a legal or constructive obligation arising as a result of a past event, when it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made.

When it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Provisions for future dismantlement costs are initially recognized based on the present value of the future costs expected to be incurred in respect of the Group’s expected dismantlement and abandonment costs at the end of related oil and gas exploration and development activities. Any subsequent change in the present value of the estimated costs, other than the change due to passage of time which is regarded as interest cost, is reflected as an adjustment to the provision and oil and gas properties.

Revenue recognition

(t)     Revenue recognition

Revenues associated with the sale of crude oil, natural gas, petroleum and chemical products and ancillary materials are recorded when the customer accepts the goods and the significant risks and rewards of ownership and title have been transferred to the buyer. Revenue from the rendering of services is recognized in the consolidated statement of income upon performance of the services. No revenue is recognized if there are significant uncertainties regarding recovery of the consideration due, the possible return of goods, or when the amount of revenue and the costs incurred or to be incurred in respect of the transaction cannot be measured reliably.

Interest income is recognized on a time apportioned basis that takes into account the effective yield on the asset.

A government grant that becomes receivable as compensation for expenses or losses already incurred with no future related costs is recognized as income in the period in which it becomes receivable.

Borrowing costs

(u)     Borrowing costs

Borrowing costs are expensed in the consolidated statements of income in the period in which they are incurred, except to the extent that they are capitalized as being attributable to the construction of an asset which necessarily takes a period of time to get ready for its intended use.

Repairs and maintenance expenditure	(v) Repairs and maintenance expenditure Repairs and maintenance expenditure is expensed as incurred.
Environmental expenditures

(w)     Environmental expenditures

Environmental expenditures that relate to current ongoing operations or to conditions caused by past operations are expensed as incurred.

Liabilities related to future remediation costs are recorded when environmental assessments and/or cleanups are probable and the costs can be reliably estimated. As facts concerning environmental contingencies become known to the Group, the Group reassesses its position both with respect to accrued liabilities and other potential exposures.

Research and development expense

(x)     Research and development expense

Research and development expenditures that cannot be capitalized are expensed in the period in which they are incurred. Research and development expense amounted to RMB 5,654, RMB 5,941 and RMB 6,423 for the years ended December 31, 2015, 2016 and 2017, respectively.

Operating leases	(y) Operating leases Operating lease payments are charged to the consolidated statement of income on a straight-line basis over the period of the respective leases.
Employee benefits

(z)     Employee benefits

The contributions payable under the Group’s retirement plans are recognized as an expense in the consolidated statement of income as incurred and according to the contribution determined by the plans. Further information is set out in Note 33.

Termination benefits, such as employee reduction expenses, are recognized when, and only when, the Group demonstrably commits itself to terminate employment or to provide benefits as a result of voluntary redundancy by having a detailed formal plan which is without realistic possibility of withdrawal.

Income tax

(aa)     Income tax

Income tax comprises current and deferred tax. Current tax is calculated on taxable income by applying the applicable tax rates. Deferred tax is provided using the balance sheet liability method on all temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes only to the extent that it is probable that future taxable income will be available against which the assets can be utilized. Deferred tax is calculated on the basis of the enacted tax rates or substantially enacted tax rates that are expected to apply in the period when the asset is realized or the liability is settled. The effect on deferred tax of any changes in tax rates is charged or credited to the consolidated statement of income, except for the effect of a change in tax rate on the carrying amount of deferred tax assets and liabilities which were previously charged or credited to other comprehensive income or directly in equity.

The tax value of losses expected to be available for utilization against future taxable income is set off against the deferred tax liability within the same legal tax unit and jurisdiction to the extent appropriate, and is not available for set off against the taxable profit of another legal tax unit. The carrying amount of a deferred tax asset is reviewed at each balance sheet date and is reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Dividends

(bb)     Dividends

Dividends and distributions of profits proposed in the profit appropriation plan which will be authorized and declared after the balance sheet date, are not recognized as a liability at the balance sheet date and are separately disclosed in the notes to the financial statements. Dividends are recognized as a liability in the period in which they are declared.

Segment reporting

(cc)     Segment reporting

Operating segments, and the amounts of each segment item reported in the consolidated financial statements, are identified from the financial information provided regularly to the Group’s chief operating decision maker for the purposes of allocating resources to, and assessing the performance of the Group’s various lines of business.